Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	3,249,784
Granted (in shares)	2,991,850
Forfeited and cancelled (in shares)	(64,987)
Outstanding at end of period (in shares)	6,176,647	3,249,784
Vested and exercisable at end of period (in shares)	2,034,974
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 3.50
Forfeited and cancelled (in dollars per share)	7.37
Outstanding (in dollars per share)	7.41	$ 11.00
Vested and exercisable at end of period (in dollars per share)	$ 10.38
Additional Disclosures - Options
Weighted Average Remaining Contractual Term, Outstanding	7 years 9 months 11 days	6 years 10 months 21 days
Weighted Average Remaining Contractual Term, Vested and exercisable	5 years 7 months 10 days
Aggregate Intrinsic Value, Outstanding (in dollars)	$ 13,287
Aggregate Intrinsic Value, Vested and exercisable at end of the period (in dollars)	$ 2,249